Property plant and equipment net (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Subtotal	$ 6,959,617	$ 7,675,855
Less: Accumulated depreciation	(5,303,175)	(5,571,908)
Property, Plant and Equipment, Net, Total	1,656,442	2,103,947
Buildings
Subtotal	4,831,806	5,228,347
Machinery and Production equipment
Subtotal	1,214,709	1,307,356
Electronic equipment
Subtotal	193,652	203,305
Office equipment
Subtotal	49,899	48,440
Automobiles
Subtotal	292,251	545,006
Construction in progress
Subtotal	$ 377,300	$ 343,401